Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Oct. 13, 2024	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Property, Plant and Equipment [Line Items]
Total cost	$ 153,939	$ 153,939	$ 151,677	$ 129,244
Less: accumulated depreciation	(76,674)	(76,674)	(71,662)	(66,402)
Property and equipment, net	77,265	77,265	80,015	62,842
Capitalized cost	105	211
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	84,933	84,933	84,747	63,606
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Total cost	50,397	50,397	50,355	34,069
Building and building improvements
Property, Plant and Equipment [Line Items]
Total cost	7,000	7,000	7,000	7,000
Finance lease
Property, Plant and Equipment [Line Items]
Total cost	300	300	0
Software
Property, Plant and Equipment [Line Items]
Total cost	97	97	18	0
Construction in progress
Property, Plant and Equipment [Line Items]
Total cost	$ 11,212	$ 11,212	$ 9,557	$ 24,569